Condensed Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 8,282	$ 29,347
Short-term bank deposits	36,854	21,135
Other current assets	1,206	1,227
TOTAL CURRENT ASSETS	46,342	51,709
NON-CURRENT ASSETS:
Property and equipment, net	7,461	8,921
Right-of-use assets	3,418
Long-term prepaid expenses		48
TOTAL NON-CURRENT ASSETS	10,879	8,969
TOTAL ASSETS	57,221	60,678
CURRENT LIABILITIES-
Accounts payable: Trade	2,099	1,193
Accounts payable: Other	3,967	2,944
Deferred revenue	321	290
Lease liabilities	793	347
TOTAL CURRENT LIABILITIES	7,180	4,774
NON-CURRENT LIABILITIES-
Severance pay obligations, net	104	99
Deferred revenue	1,993	2,263
Lease liabilities	2,459	449
TOTAL NON-CURRENT LIABILITIES	4,556	2,811
TOTAL LIABILITIES	11,736	7,585
EQUITY:
Ordinary shares	73	73
Accumulated other comprehensive income	41	41
Additional paid in capital	234,985	233,721
Warrants	7,904	7,904
Accumulated deficit	(197,518)	(188,646)
TOTAL EQUITY	45,485	53,093
TOTAL LIABILITIES AND EQUITY	$ 57,221	$ 60,678